Superannuation commitments - Defined benefit balances recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Defined benefit balances recognised
Benefit obligation as at end of year	$ 2,218	$ 2,110
Fair value of plan assets as at end of year	2,424	2,320
Net surplus/(deficit)	206	210
Defined benefit balances by balance sheet location
Defined benefit surplus included in other assets	215	217
Defined benefit deficit included in other liabilities	(9)	(7)
Net surplus/(deficit)	$ 206	$ 210
Average duration of the defined benefit obligation	12 years	12 years
Parent Entity
Defined benefit balances recognised
Benefit obligation as at end of year	$ 2,169	$ 2,062
Fair value of plan assets as at end of year	2,380	2,274
Net surplus/(deficit)	211	212
Defined benefit balances by balance sheet location
Defined benefit surplus included in other assets	215	217
Defined benefit deficit included in other liabilities	(4)	(5)
Net surplus/(deficit)	$ 211	$ 212